Share-based payments - Legacy programs - Stock Options (Details) - Stock Option	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 Options € / shares	Dec. 31, 2018 Options € / shares	Dec. 31, 2017 Options € / shares
Share-based payment
Number of shares per option | shares	1
Balanced at beginning of period (in shares) | Options		23,000	447,500
Shares exercised | Options		(23,000)	(424,500)
Balance at end of period (in shares) | Options			23,000
Weighted average exercise price at beginning of period (in EUR per share)		€ 2.35	€ 2.07
Weighted average exercise price - exercised		2.35	2.06
Weighted average exercise price at end of period (in EUR per share)			2.35
Weighted average share price (in EUR per share)		€ 5.34	€ 5.07
Number of options exercisable | Options			23,000	447,500
Weighted average exercise price of exercisable options (in EUR per share)			€ 2.35	€ 2.07